1933 Act/Rule 497(j)

                                           August 4, 2003

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:      Phoenix Multi-Portfolio Fund
         Registration No. 33-19423

To the Commission Staff:

         In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) did not differ from those contained in the registration statement for such registrant, filed electronically on July 22, 2003.

                                           Very truly yours,
                                           /s/ Matthew A. Swendiman
                                           Matthew A. Swendiman
                                           Phoenix Life Insurance Company